May 3, 2019

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	MML Bay State Life Insurance Company and its MML Bay State Variable Life Separate Account I

Post-Effective Amendment No. 37 to Registration Statement on Form N-6

Prospectus Title: Variable Life Plus

File Nos. 033-19605, 811-03542

Class Identifier: C000030141

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company (the “Depositor”) and its MML Bay State Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 37 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 26, 2019 and became effective on May 1, 2019; and
•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown

Angela N. Brown

Lead Counsel, Life Insurance Product & Operations

for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.